Note 17 - Tangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Tangible assets Abstract
Tangible assets Breakdown by type of asset, Cost value, amortisations and impairments
Tangible Assets: Breakdown by Type of Assets and Changes in the year 2018. (Millions of euros)
		For Own Use			Total tangible asset of Own Use	Investment Properties	Assets Leased out under an Operating Lease	Total
	Notes	Land and Buildings	Work in Progress	Furniture, Fixtures and Vehicles

Cost
Balance at the beginning		5.490	234	6.628	12.352	228	492	13.072
Additions		445	78	404	927	11	-	938
Retirements		(98)	(17)	(492)	(607)	(149)	(1)	(757)
Transfers		64	(177)	(12)	(125)	(5)	-	(130)
Exchange difference and other		38	(48)	(214)	(224)	116	(105)	(213)
Balance at the end		5.939	70	6.314	12.323	201	386	12.910

Accrued depreciation
Balance at the beginning		1.076	-	4.380	5.456	13	77	5.546
Additions	45	120	-	469	589	5	-	594
Retirements		(36)	-	(403)	(439)	(8)	-	(447)
Disposal of entities in the year		(3)	-	-	(3)	-	-	(3)
Transfers		(31)	-	(22)	(53)	(2)	-	(55)
Exchange difference and other		12	-	(212)	(200)	3	(1)	(198)
Balance at the end		1.138	-	4.212	5.350	11	76	5.437

Impairment
Balance at the beginning		315	-	-	315	20	-	335
Additions	48	30	-	-	30	(25)	-	5
Retirements		-	-	-	-	(27)	-	(27)
Transfers		(77)	-	-	(77)	(3)	-	(80)
Exchange difference and other		(51)	-	-	(51)	62	-	11
Balance at the end		217	-	-	217	27	-	244

Net tangible assets

Balance at the beginning		4.099	234	2.248	6.581	195	415	7.191
Balance at the end		4.584	70	2.102	6.756	163	310	7.229

Tangible Assets. Breakdown by Type of Assets and Changes in the year 2017 (Millions of euros)
		For Own Use			Total tangible asset of Own Use	Investment Properties	Assets Leased out under an Operating Lease	Total
	Notes	Land and Buildings	Work in Progress	Furniture, Fixtures and Vehicles

Cost
Balance at the beginning		6.176	240	7.059	13.473	1.163	958	15.594
Additions		49	128	397	574	1	201	776
Retirements		(42)	(29)	(264)	(335)	(90)	(93)	(518)
Disposal of entities in the year		-	-	-	-	-	(552)	(552)
Transfers		(273)	(57)	(186)	(516)	(698)	-	(1.214)
Exchange difference and other		(420)	(48)	(378)	(844)	(148)	(22)	(1.014)
Balance at the end		5.490	234	6.628	12.352	228	492	13.072

Accrued depreciation
Balance at the beginning		1.116	-	4.461	5.577	63	216	5.856
Additions	45	127	-	553	680	13	-	693
Retirements		(26)	-	(235)	(261)	(7)	(21)	(289)
Disposal of entities in the year		-	-	-	-	-	(134)	(134)
Transfers		(53)	-	(146)	(199)	(31)	-	(230)
Exchange difference and other		(88)	-	(253)	(341)	(25)	16	(350)
Balance at the end		1.076	-	4.380	5.456	13	77	5.546

Impairment
Balance at the beginning		379	-	-	379	409	10	798
Additions	48	5	-	-	5	37	-	42
Retirements		(2)	-	-	(2)	(10)	-	(12)
Disposal of entities in the year		-	-	-	-	-	(10)	(10)
Transfers		(58)	-	-	(58)	(276)	-	(334)
Exchange difference and other		(9)	-	-	(9)	(140)	-	(149)
Balance at the end		315	-	-	315	20	-	335

Net tangible assets

Balance at the beginning		4.681	240	2.598	7.519	691	732	8.941
Balance at the end		4.099	234	2.248	6.581	195	415	7.191

Tangible Assets. Breakdown by Type of Assets and Changes in the year 2016 (Millions of euros)
		For Own Use			Total tangible asset of Own Use	Investment Properties	Assets Leased out under an Operating Lease	Total
	Notes	Land and Buildings	Work in Progress	Furniture, Fixtures and Vehicles

Cost
Balance at the beginning		5.858	545	7.628	14.029	2.391	668	17.088
Additions		30	320	563	913	62	337	1.312
Retirements		(85)	(29)	(468)	(582)	(117)	(97)	(796)
Disposal of entities in the year		(7)	-	(1)	(8)	(3)	-	(11)
Transfers		676	(544)	(386)	(254)	(986)	84	(1.156)
Exchange difference and other		(296)	(52)	(277)	(625)	(184)	(34)	(843)
Balance at the end		6.176	240	7.059	13.473	1.163	958	15.594

Accrued depreciation
Balance at the beginning		1.103	-	4.551	5.654	116	202	5.972
Additions	45	106	-	561	667	23	-	690
Retirements		(72)	-	(461)	(533)	(10)	(17)	(560)
Transfers		(1)	-	(37)	(38)	(55)	55	(38)
Exchange difference and other		(20)	-	(153)	(173)	(11)	(24)	(208)
Balance at the end		1.116	-	4.461	5.577	63	216	5.856

Impairment
Balance at the beginning		354	-	-	354	808	10	1.172
Additions	48	48	-	5	53	90	-	143
Retirements		(2)	-	-	(2)	(9)	-	(11)
Transfers		(1)	-	-	(1)	(380)	-	(381)
Exchange difference and other		(20)	-	(5)	(25)	(100)	-	(125)
Balance at the end		379	-	-	379	409	10	798

Net tangible assets

Balance at the beginning		4.401	545	3.077	8.021	1.467	456	9.944
Balance at the end		4.681	240	2.598	7.519	691	732	8.941

Branches By Geographical Location
Branches by Geographical Location (Number of branches)
	2018	2017	2016
Spain	2.840	3.019	3.303
Mexico	1.836	1.840	1.836
South America	1.543	1.631	1.667
The United States	646	651	676
Turkey	1.066	1.095	1.131
Rest of Eurasia	32	35	47
Total	7.963	8.271	8.660

Tangible Assets By Spanish And Foreign Subsidiaries Net Assets Values
Tangible Assets by Spanish and Foreign Subsidiaries. Net Assets Values (Millions of euros)
	2018	2017	2016
BBVA and Spanish subsidiaries	2.705	2.574	3.692
Foreign subsidiaries	4.524	4.617	5.249
Total	7.229	7.191	8.941